UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2013 – September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2013

JNL/PPM America Low Duration Bond Fund

	Shares/Par	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 23.2%
American Express Credit Account Master Trust, 0.77%, 05/15/18	$5,000,000	$4,989,710
AmeriCredit Automobile Receivables Trust, 2.86%, 01/09/17	1,000,000	1,023,732
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.45%, 12/11/40 (a)	1,000,000	1,071,648
4.67%, 06/11/41	5,949,071	6,228,546
CarMax Auto Owner Trust, 0.97%, 04/16/18	860,000	862,091
Chase Issuance Trust, 0.43%, 04/15/19 (a)	5,000,000	4,921,375
Citibank Credit Card Issuance Trust, 1.11%, 07/23/18	8,000,000	8,027,912
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	6,700,000	7,376,070
CNH Equipment Trust
0.99%, 11/15/18	530,000	522,461
1.01%, 02/18/20	6,625,000	6,562,844
Discover Card Execution Note Trust, 0.86%, 11/15/17	5,779,000	5,808,594
Ford Credit Auto Owner Trust
2.27%, 01/15/17	1,000,000	1,026,764
0.55%, 07/15/17	5,748,000	5,745,287
Ford Credit Floorplan Master Owner Trust, 1.50%, 09/15/18	1,000,000	1,008,252
GE Equipment Midticket LLC, 0.95%, 03/22/17	2,000,000	1,999,975
GE Equipment Transportation LLC, 0.50%, 11/24/15	2,550,000	2,547,111
Great America Leasing Receivables, 0.78%, 06/15/16 (b)	685,000	684,687
GS Mortgage Securities Trust REMIC, 5.99%, 08/10/45 (a)	3,000,000	3,328,245
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.44%, 06/12/47	3,050,000	3,369,942
Mercedes-Benz Auto Receivables Trust, 0.78%, 08/15/17	2,100,000	2,104,971
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (a)	4,000,000	4,520,020
Volvo Financial Equipment LLC, 0.53%, 11/16/15 (b)	4,730,000	4,727,559
Wachovia Bank Commercial Mortgage Trust REMIC, 5.48%, 07/15/41 (a)	5,000,000	5,118,585
Westlake Automobile Receivables Trust, 1.12%, 01/15/18 (b)	3,630,000	3,630,766

Total Non-U.S. Government Agency Asset- Backed Securities (cost $87,118,775)		87,207,147
CORPORATE BONDS AND NOTES - 38.9%
CONSUMER DISCRETIONARY - 1.8%
Dollar General Corp., 1.88%, 04/15/2018	3,000,000	2,911,962
Nissan Motor Acceptance Corp., 0.95%, 09/26/2016 (a) (b)	4,000,000	4,006,536
		6,918,498
CONSUMER STAPLES - 2.5%
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	3,000,000	3,193,626
ConAgra Foods Inc., 1.30%, 01/25/16	3,000,000	3,003,675
Kraft Foods Group Inc., 2.25%, 06/05/17	3,000,000	3,060,108
		9,257,409
ENERGY - 3.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	4,000,000	4,492,500
BP Capital Markets Plc, 3.20%, 03/11/16	4,000,000	4,200,008
Statoil ASA, 1.80%, 11/23/16	2,500,000	2,563,528
		11,256,036
FINANCIALS - 23.4%
Bank of America Corp., 3.63%, 03/17/16	2,500,000	2,629,710
Bank of Montreal, 2.38%, 01/25/19	5,000,000	5,002,620
BNP Paribas SA, 3.60%, 02/23/16	6,000,000	6,338,664
Capital One Financial Corp., 2.15%, 03/23/15	6,000,000	6,096,984
Citigroup Inc., 5.30%, 01/07/16	5,000,000	5,428,220
CNH Capital LLC, 3.88%, 11/01/15	2,000,000	2,060,000
Fifth Third Bancorp, 3.63%, 01/25/16	5,000,000	5,275,980
Ford Motor Credit Co. LLC
8.70%, 10/01/14	1,500,000	1,611,492
2.50%, 01/15/16	2,000,000	2,039,458
2.88%, 10/01/18	2,000,000	2,000,022
General Electric Capital Corp.
1.00%, 01/08/16	4,000,000	3,999,464
2.30%, 04/27/17	2,000,000	2,052,212
Goldman Sachs Group Inc., 5.35%, 01/15/16	5,000,000	5,452,145
HCP Inc., 6.30%, 09/15/16	1,500,000	1,696,495
JPMorgan Chase & Co., 2.60%, 01/15/16	6,000,000	6,198,780
MBNA Corp., 5.00%, 06/15/15	1,735,000	1,842,837
Morgan Stanley, 5.45%, 01/09/17	2,000,000	2,202,750
Royal Bank of Canada, 2.00%, 10/01/18 (a)	4,000,000	4,006,148
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	5,000,000	5,107,680
Santander Holdings USA Inc., 3.00%, 09/24/15	5,000,000	5,145,335
Svenska Handelsbanken AB, 2.50%, 01/25/19	3,676,000	3,691,583
Union Bank NA, 1.50%, 09/26/16	3,019,000	3,034,759
Wells Fargo & Co., 1.25%, 07/20/16	5,000,000	5,003,290
		87,916,628
HEALTH CARE - 3.2%
Edwards Lifesciences Corp., 2.88%, 10/15/18	1,171,000	1,166,654
Express Scripts Inc., 3.13%, 05/15/16	3,000,000	3,140,706
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	3,000,000	3,104,955
Ventas Realty LP, 1.55%, 09/26/16	1,395,000	1,397,192
Zoetis Inc., 1.15%, 02/01/16 (b)	3,000,000	3,012,342
		11,821,849
INDUSTRIALS - 2.6%
Aviation Capital Group Corp., 3.88%, 09/27/16 (b)	1,346,000	1,354,150
Bombardier Inc., 4.25%, 01/15/16 (b)	2,000,000	2,075,000
ERAC USA Finance LLC, 2.80%, 11/01/18 (b)	4,000,000	4,029,332
Penske Truck Leasing Co. LP, 3.75%, 05/11/17 (b)	2,000,000	2,093,766
		9,552,248
INFORMATION TECHNOLOGY - 0.5%
Hewlett-Packard Co., 2.35%, 03/15/15	2,000,000	2,033,808
MATERIALS - 0.8%
FMG Resources August 2006 Pty Ltd., 6.38%, 02/01/16 (b)	1,000,000	1,022,500
Yara International ASA, 5.25%, 12/15/14 (b)	2,000,000	2,088,896
		3,111,396
TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, 5.75%, 01/15/15	4,000,000	4,235,204

Total Corporate Bonds and Notes (cost $146,014,117)		146,103,076
GOVERNMENT AND AGENCY OBLIGATIONS - 36.7%
GOVERNMENT SECURITIES - 36.7%
Federal Home Loan Bank - 1.6% (c)
Federal Home Loan Bank, 2.00%, 09/09/16	5,835,000	6,051,286

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Federal Home Loan Mortgage Corp. - 3.3% (c)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	12,500,000	12,550,763
Federal National Mortgage Association - 3.3% (c)
Federal National Mortgage Association, 0.63%, 08/26/16	12,500,000	12,463,200
U.S. Treasury Securities - 28.5%
U.S. Treasury Note
0.13%, 12/31/14	49,590,000	49,564,808
0.25%, 03/31/15	41,307,000	41,329,595
0.38%, 08/31/15	15,864,000	15,883,830
		106,778,233
Total Government and Agency Obligations (cost $137,755,268)		137,843,482
SHORT TERM INVESTMENTS - 12.9%
Investment Company - 12.9%
JNL Money Market Fund, 0.01% (d) (e)	48,200,592	48,200,592

Total Short Term Investments (cost $48,200,592)		48,200,592
Total Investments - 111.7% (cost $419,088,752)		419,354,296
Other Assets and Liabilities, Net - (11.7%)		(44,015,914)
Total Net Assets - 100.0%		$375,338,382

(a)	Variable rate security. Rate stated was in effect as of September 30, 2013.
(b)

Rule 144A, Section 4(2)  of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $28,725,534.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

JNL/PPM America Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.4%
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (a)	$1,179,000	$1,181,948
American Express Credit Account Master Trust
1.23%, 04/17/17 (a) (b)	1,718,000	1,722,986
0.99%, 03/15/18	477,000	477,733
American Tower Trust I, 3.07%, 03/15/23 (a)	4,246,000	4,017,824
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,092,331
4.26%, 02/08/17	158,000	164,707
1.59%, 07/10/17	473,000	476,191
1.31%, 11/08/17	606,000	605,665
1.07%, 03/08/18	905,000	897,425
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 02/10/51 (b)	800,000	894,510
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (b)	500,000	567,350
5.69%, 06/11/50 (b) (c)	300,000	337,746
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,595,000	2,732,034
COMM Mortgage Trust REMIC, 4.21%, 08/10/46 (b)	1,188,000	1,237,959
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	776,950
4.15%, 04/11/24 (c)	1,065,000	1,044,366
4.00%, 10/29/24	1,277,000	1,235,498
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (b)	27,195	27,313
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (a)	3,154,407	3,320,070
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	897	982
4.95%, 05/23/19	205,329	218,162
Goldman Sachs Mortgage Securities Corp. II REMIC, 4.95%, 01/10/45 (a)	847,000	919,472
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	153,823
GS Mortgage Securities Corp. Trust REMIC, 3.55%, 04/10/34 (a)	2,500,000	2,476,388
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	1,046,000	1,000,178
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.90%, 02/12/49 (b)	1,860,000	2,080,577
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	3,000,000	2,844,573
Morgan Stanley Capital I Trust REMIC, 6.11%, 06/11/49 (b)	2,750,000	3,081,117
Morgan Stanley Re-REMIC Trust, 5.99%, 08/12/45 (a) (b) (c)	1,500,000	1,667,699
MVW Owner Trust, 2.15%, 04/22/30 (a)	1,543,474	1,544,416
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (a)	798,101	802,590
2.38%, 03/20/29 (a)	446,607	449,781
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	65,887	75,153
Wells Fargo Commercial Mortgage Trust, 4.22%, 07/15/46	3,441,000	3,563,131

Total Non-U.S. Government Agency Asset- Backed Securities (cost $43,311,699)		43,688,648
CORPORATE BONDS AND NOTES - 64.8%
CONSUMER DISCRETIONARY - 7.2%
A&E Television Networks LLC
3.11%, 08/22/19 (d)	1,000,000	996,299
3.63%, 08/22/22 (d)	1,000,000	974,726
3.78%, 08/22/24 (d)	1,000,000	961,210
Delphi Corp.
6.13%, 05/15/21 (c)	185,000	202,113
5.00%, 02/15/23 (c)	1,317,000	1,359,802
DISH DBS Corp., 5.13%, 05/01/20	2,616,000	2,589,840
Dollar General Corp., 3.25%, 04/15/23 (c)	1,883,000	1,715,598
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	824,000	854,900
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20 (b)	1,163,000	1,171,722
General Motors Co.
3.50%, 10/02/18 (a) (c)	3,000,000	2,992,500
6.25%, 10/02/43 (a)	885,000	871,725
Gibson Brands Inc., 8.88%, 08/01/18 (a)	195,000	197,925
Glencore Funding LLC
1.42%, 05/27/16 (a) (b)	2,500,000	2,448,105
4.13%, 05/30/23 (a)	2,383,000	2,205,371
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	2,029,000	1,900,073
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (b)	890,000	861,885
KB Home, 7.50%, 09/15/22	409,000	425,360
LKQ Corp, 4.75%, 05/15/23 (a)	245,000	227,238

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
MDC Partners Inc., 6.75%, 04/01/20 (a)	1,013,000	1,025,662
MGM Resorts International
6.75%, 10/01/20 (c)	1,505,000	1,580,250
6.63%, 12/15/21 (c)	865,000	895,275
NAI Entertainment Holdings, 5.00%, 08/01/18 (a)	228,000	232,560
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (e)	1,589,000	1,573,110
News America Inc., 6.15%, 02/15/41	660,000	726,972
NVR Inc., 3.95%, 09/15/22	3,073,000	2,977,786
Quebecor Media Inc., 5.75%, 01/15/23	1,696,000	1,598,480
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (c)	778,000	814,955
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (a)	950,000	1,016,500
SES SA
3.60%, 04/04/23 (a)	652,000	613,297
5.30%, 04/04/43 (a)	464,000	439,990
Shea Homes LP, 8.63%, 05/15/19	627,000	689,700
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (a)	673,000	735,253
7.75%, 04/15/20 (a)	100,000	109,250
TRW Automotive Inc.
7.25%, 03/15/17 (a)	100,000	114,500
4.50%, 03/01/21 (a)	867,000	871,335
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20 (b)	1,064,650	1,051,342
Volvo Treasury AB, 5.95%, 04/01/15 (a)	177,000	188,923
Wynn Las Vegas LLC, 7.75%, 08/15/20 (c)	2,100,000	2,357,250
		42,568,782
CONSUMER STAPLES - 1.6%
B&G Foods Inc., 4.63%, 06/01/21 (c)	714,000	681,870
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (i)	100,000	124,544
ConAgra Foods Inc., 4.65%, 01/25/43	1,267,000	1,149,793
Constellation Brands Inc.
3.75%, 05/01/21	248,000	229,090
4.25%, 05/01/23 (c)	208,000	190,840
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (a)	1,208,000	1,152,130
Lorillard Tobacco Co., 7.00%, 08/04/41 (c)	562,000	590,929
Mars Inc.
2.19%, 10/11/17 (d)	2,850,000	2,839,988
3.74%, 10/11/27 (d)	1,200,000	1,135,151
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	1,602,000	1,615,377
		9,709,712
ENERGY - 12.4%
Access Midstream Partners LP, 4.88%, 05/15/23 (c)	1,088,000	1,022,720
Alpha Natural Resources Inc.
9.75%, 04/15/18 (c)	1,700,000	1,725,500
6.25%, 06/01/21 (c)	1,097,000	899,540
Arch Coal Inc., 9.88%, 06/15/19 (a) (c)	2,064,000	1,836,960
Atlas Pipeline Partners LP, 5.88%, 08/01/23 (a)	1,830,000	1,720,200
BP Capital Markets Plc
3.25%, 05/06/22	2,472,000	2,387,722
2.75%, 05/10/23	2,346,000	2,143,650
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	657,000	675,068
Concho Resources Inc., 5.50%, 04/01/23 (c)	3,114,000	3,075,075
Continental Resources Inc., 4.50%, 04/15/23 (c)	1,776,000	1,742,700
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,184,000	1,998,360
DCP Midstream Operating LP
2.50%, 12/01/17 (c)	2,312,000	2,290,748
4.95%, 04/01/22	1,704,000	1,696,784
3.88%, 03/15/23	2,416,000	2,199,285
Denbury Resources Inc., 4.63%, 07/15/23 (c)	1,183,000	1,082,445
Ecopetrol SA
4.25%, 09/18/18 (c)	604,000	621,365
7.38%, 09/18/43	2,186,000	2,366,345
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500,000	609,647
4.70%, 11/01/42	1,385,000	1,202,947
Ensco Plc, 4.70%, 03/15/21	1,925,000	2,043,930
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	754,308
EP Energy LLC
6.88%, 05/01/19	1,000,000	1,067,500
9.38%, 05/01/20 (c)	650,000	731,250
EPE Holdings LLC, 8.13%, 12/15/17 (a) (c)	1,012,651	1,056,954
Fieldwood Energy LLC 1st Lien Term Loan, 2.88%, 04/27/15 (b)	1,200,000	1,197,504
Gulfmark Offshore Inc., 6.38%, 03/15/22	1,278,000	1,278,000
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (c)	2,420,000	2,317,150
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	373,000	348,978
4.15%, 02/01/24 (c)	3,304,000	3,243,477
5.00%, 08/15/42	578,000	525,321
MarkWest Energy Partners LP
5.50%, 02/15/23	671,000	672,678
4.50%, 07/15/23 (c)	1,239,000	1,167,758
Memorial Production Partners LP, 7.63%, 05/01/21	481,000	465,368
Pacific Drilling SA, 5.38%, 06/01/20 (a)	1,003,000	977,925
Parker Drilling Co., 7.50%, 08/01/20 (a)	455,000	455,000
Penn Virginia Corp., 8.50%, 05/01/20 (c)	850,000	862,750
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (a)	1,380,000	1,302,375
Petrobras Global Finance BV
2.00%, 05/20/16 (c)	2,750,000	2,732,793
4.38%, 05/20/23 (c)	1,681,000	1,538,397
5.63%, 05/20/43 (c)	1,498,000	1,254,401
Plains Exploration & Production Co.
6.50%, 11/15/20	2,050,000	2,200,015
6.88%, 02/15/23	4,185,000	4,488,413
Regency Energy Partners LP, 4.50%, 11/01/23 (a)	987,000	893,235
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (a)	2,200,000	2,029,500
Seadrill Ltd., 5.63%, 09/15/17 (a) (c)	2,376,000	2,399,760
Transocean Inc.
2.50%, 10/15/17 (c)	1,000,000	1,002,871
6.38%, 12/15/21 (c)	1,824,000	2,028,215
3.80%, 10/15/22	505,000	475,698
Williams Cos. Inc., 3.70%, 01/15/23	1,013,000	915,261
		73,723,846
FINANCIALS - 23.6%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	1,696,000	2,075,967
Allstate Corp., 5.75%, 08/15/53 (b)	1,880,000	1,833,000
American International Group Inc., 8.25%, 08/15/18	2,350,000	2,930,643
American Tower Corp.
3.40%, 02/15/19	1,282,000	1,267,415
5.00%, 02/15/24 (c)	1,415,000	1,385,616
Bank of America Corp.
5.63%, 10/14/16	1,400,000	1,561,377
2.00%, 01/11/18	4,290,000	4,219,837
3.30%, 01/11/23	2,110,000	1,977,410
5.20% (callable at 100 beginning 06/01/23) (b) (e)	2,167,000	1,896,125
4.10%, 07/24/23	500,000	497,109

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Bank of America NA, 6.10%, 06/15/17	3,000,000	3,361,815
Barclays Bank Plc
7.63%, 11/21/22	1,279,000	1,267,809
7.75%, 04/10/23 (b) (c)	3,709,000	3,801,725
BBVA US Senior SAU, 4.66%, 10/09/15 (c)	4,400,000	4,581,632
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,057,481
Chubb Corp., 6.38%, 03/29/67 (b)	100,000	107,250
Citigroup Inc.
4.05%, 07/30/22	1,225,000	1,190,212
5.95% (callable at 100 beginning 01/30/23) (b) (e)	2,150,000	2,004,875
5.90% (callable at 100 beginning 02/15/23) (b) (e)	1,375,000	1,292,500
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,611,922
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (a) (c)	2,000,000	1,968,600
Credit Suisse AG, 6.50%, 08/08/23 (a) (c)	5,961,000	6,035,512
Deutsche Bank AG, 4.30%, 05/24/28 (b)	5,500,000	4,969,448
Discover Bank, 4.20%, 08/08/23 (c)	2,000,000	1,994,832
Duke Realty LP, 8.25%, 08/15/19	100,000	124,360
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (b) (e)	4,236,000	3,685,320
FMR LLC, 4.95%, 02/01/33 (a)	2,137,000	2,086,736
Ford Motor Credit Co. LLC
2.38%, 01/16/18	5,850,000	5,805,107
5.00%, 05/15/18	2,748,000	3,011,184
4.38%, 08/06/23 (c)	1,000,000	1,000,998
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (b) (e)	1,300,000	1,413,750
6.25% (callable at 100 beginning 12/15/22) (b) (e)	2,444,000	2,468,440
3.10%, 01/09/23	2,050,000	1,918,564
Goldman Sachs Group Inc.
2.38%, 01/22/18	4,158,000	4,129,331
6.75%, 10/01/37	1,000,000	1,043,514
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 06/30/17 (b)	500,000	500,625
Hartford Financial Services Group Inc., 5.13%, 04/15/22 (c)	649,000	710,580
HSBC USA Inc, 9.50%, 04/15/14	145,000	151,346
ING US Inc., 5.65%, 05/15/53 (b)	1,136,000	1,038,312
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,034,316
8.63%, 01/15/22	750,000	864,375
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,651,613
IPIC GMTN Ltd., 5.50%, 03/01/22 (a)	1,000,000	1,092,500
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (b) (c) (e)	5,330,000	5,783,050
3.25%, 09/23/22	1,834,000	1,730,905
3.20%, 01/25/23	1,800,000	1,684,658
3.38%, 05/01/23	990,000	898,187
Mack-Cali Realty LP, 3.15%, 05/15/23	2,500,000	2,202,537
Macquarie Group Ltd., 7.30%, 08/01/14 (a)	150,000	157,516
MetLife Inc., 4.37%, 09/15/23	1,120,000	1,171,370
Morgan Stanley
4.88%, 11/01/22	2,131,000	2,132,965
4.10%, 05/22/23	4,608,000	4,299,789
Murray Street Investment Trust I, 4.65%, 03/09/17 (c) (f)	2,750,000	2,933,318
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	3,146,000	2,910,050
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (b) (e)	581,000	499,660
Prologis International Funding II, 4.88%, 02/15/20 (a)	2,222,000	2,207,764
Prudential Financial Inc., 5.20%, 03/15/44 (b) (c)	1,186,000	1,075,702
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23 (c)	3,370,000	3,401,082
Sparebank 1 Boligkreditt A/S, 1.75%, 11/15/19 (a)	1,000,000	953,432
Springleaf Finance Corp. Term Loan
4.75%, 11/18/16 (b)	2,000,000	1,999,160
5.50%, 05/06/17 (b)	783,819	783,984
UBS AG, 2.25%, 03/30/17 (a) (c)	1,850,000	1,906,645
Vesey Street Investment Trust I, 4.40%, 09/01/16 (f)	588,000	630,607
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (b) (e)	6,166,000	6,782,600
3.45%, 02/13/23	1,791,000	1,677,028
REMIC, 4.13%, 08/15/23	2,191,000	2,146,227
		139,589,319
HEALTH CARE - 2.0%
CFR International SpA, 5.13%, 12/06/22 (a)	1,026,000	942,073
Hospira Inc., 5.80%, 08/12/23	816,000	830,534
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,042,143
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	499,031
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,001,034
4.13%, 07/01/52	587,000	489,903
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,406,907
Novartis Capital Corp., 2.40%, 09/21/22	1,027,000	957,141
Pfizer Inc., 4.30%, 06/15/43	1,700,000	1,601,227
Tenet Healthcare Corp.
6.00%, 10/01/20 (a) (c)	599,000	612,478
8.13%, 04/01/22 (a)	786,000	820,388
Zoetis Inc., 4.70%, 02/01/43 (a) (c)	684,000	637,357
		11,840,216
INDUSTRIALS - 3.3%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	1,700,000	1,708,500
Aviation Capital Group Corp., 3.88%, 09/27/16 (a) (c)	1,346,000	1,354,150
Bombardier Inc., 6.13%, 01/15/23 (a)	731,000	731,000
Gardner Denver Inc., 6.88%, 08/15/21 (a) (c)	397,000	392,037
General Electric Co., 2.70%, 10/09/22	1,775,000	1,674,993
International Lease Finance Corp.
6.50%, 09/01/14 (a)	150,000	155,625
2.20%, 06/15/16 (b) (c)	1,750,000	1,741,250
6.75%, 09/01/16 (a)	1,100,000	1,207,250
7.13%, 09/01/18 (a)	1,000,000	1,117,500
4.63%, 04/15/21	1,237,000	1,145,572
Meritor Inc., 6.75%, 06/15/21	2,457,000	2,432,430
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	1,634,000	1,664,631
Pentair Finance SA, 2.65%, 12/01/19	1,310,000	1,258,259
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (a)	2,344,000	2,236,024
United Technologies Corp., 4.50%, 06/01/42	948,000	920,746
		19,739,967
INFORMATION TECHNOLOGY - 1.6%
Fidelity National Information Services Inc., 3.50%, 04/15/23 (c)	2,025,000	1,822,328
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d)	2,485,000	2,329,884
3.18%, 11/15/22 (d)	2,485,000	2,286,215
ViaSat Inc., 6.88%, 06/15/20	3,092,000	3,207,950
		9,646,377

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
MATERIALS - 5.8%
Agrium Inc., 4.90%, 06/01/43	938,000	850,631
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18 (b)	989,979	959,666
Ashland Inc.
3.88%, 04/15/18	1,500,000	1,481,250
4.75%, 08/15/22 (c)	435,000	407,812
6.88%, 05/15/43	1,623,000	1,558,080
Barrick Gold Corp.
2.50%, 05/01/18 (c)	3,333,000	3,178,839
3.85%, 04/01/22	399,000	353,008
4.10%, 05/01/23	3,346,000	2,947,712
Barrick North America Finance LLC, 5.75%, 05/01/43 (c)	552,000	463,118
Cemex Finance LLC, 9.38%, 10/12/22 (a)	855,000	936,225
Cemex SAB de CV
5.88%, 03/25/19 (a)	344,000	330,240
6.50%, 12/10/19 (a) (c)	2,040,000	2,009,400
Commercial Metals Co., 4.88%, 05/15/23	250,000	225,000
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (a) (c)	500,000	512,500
8.25%, 11/01/19 (a) (c)	1,050,000	1,131,375
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (b)	1,881,000	1,885,364
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18 (a) (c)	534,000	516,187
3.10%, 03/15/20 (a) (c)	2,350,000	2,210,053
3.55%, 03/01/22	127,000	116,847
3.88%, 03/15/23 (a)	153,000	141,118
5.45%, 03/15/43 (a)	1,650,000	1,478,722
Ineos Finance Plc, 7.50%, 05/01/20 (a)	387,000	415,057
LYB International Finance BV, 4.00%, 07/15/23 (c)	1,020,000	1,011,653
NewMarket Corp., 4.10%, 12/15/22	310,000	299,325
Rain CII Carbon LLC, 8.25%, 01/15/21 (a) (c)	1,000	1,005
Rock-Tenn Co., 3.50%, 03/01/20	470,000	464,885
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	1,680,000	1,461,600
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	1,720,000	1,720,000
Verso Paper Holdings LLC, 11.75%, 01/15/19 (c)	911,000	940,607
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (a)	1,301,000	1,304,643
4.25%, 10/25/22 (a)	2,122,000	1,983,310
5.55%, 10/25/42 (a)	1,123,000	980,496
		34,275,728
TELECOMMUNICATION SERVICES - 4.2%
Crown Castle Towers LLC, 4.88%, 08/15/20 (a)	1,450,000	1,539,187
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (a)	2,445,000	2,286,075
Lynx II Corp., 6.38%, 04/15/23 (a) (c)	536,000	533,320
Qtel International Finance Ltd., 3.88%, 01/31/28 (a)	3,332,000	2,915,500
Santander Holdings USA Inc., 4.63%, 04/19/16 (c)	1,550,000	1,642,665
Sprint Corp., 7.88%, 09/15/23 (a) (c)	1,122,000	1,144,440
Telecom Italia Capital SA, 6.18%, 06/18/14	98,000	100,865
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	100,000	101,685
Verizon Communications Inc.
4.50%, 09/15/20	2,400,000	2,552,688
5.15%, 09/15/23	2,750,000	2,948,668
6.40%, 09/15/33	1,756,000	1,949,841
6.55%, 09/15/43	6,379,000	7,200,513
		24,915,447
UTILITIES - 3.1%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (a)	175,000	180,600
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (e)	5,320,000	5,032,188
Enel SpA, 8.75%, 09/24/73 (a) (c)	2,372,000	2,413,747
FirstEnergy Corp., 4.25%, 03/15/23 (i)	251,000	229,641
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,696,220
4.10%, 06/01/22 (c)	1,679,000	1,734,382
5.30%, 06/01/42	360,000	380,710
Pacific Gas & Electric Co.
3.25%, 06/15/23 (c)	1,505,000	1,434,565
4.45%, 04/15/42	314,000	284,671
PPL Capital Funding Inc., 3.40%, 06/01/23	2,000,000	1,864,582
PPL WEM Holdings Plc, 3.90%, 05/01/16 (a)	200,000	209,674
Puget Energy Inc., 6.00%, 09/01/21	1,650,000	1,800,317
		18,261,297

Total Corporate Bonds and Notes (cost $391,026,648)		384,270,691
GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%
GOVERNMENT SECURITIES - 3.6%
Municipals - 0.2%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,259,393
U.S. Treasury Securities - 3.4%
U.S. Treasury Bond
3.75%, 08/15/41	5,348,000	5,434,071
3.13%, 11/15/41	3,735,000	3,366,169
U.S. Treasury Note
2.00%, 11/15/21 - 02/15/22	9,672,000	9,416,808
1.75%, 05/15/22	1,835,000	1,738,519
		19,955,567
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 19.4%
Federal Home Loan Mortgage Corp. - 5.3%
Federal Home Loan Mortgage Corp.
3.00%, 11/15/28, TBA (g)	1,962,000	2,022,393
6.00%, 07/01/37 - 09/01/37	459,938	500,681
5.00%, 02/01/38 - 08/01/40	3,345,471	3,611,959
5.50%, 07/01/38 - 07/01/39	2,097,424	2,268,458
4.50%, 10/01/39 - 03/01/42	11,169,688	11,896,683
4.00%, 01/01/41 - 04/01/42	5,497,028	5,749,996
3.00%, 02/01/43 - 03/01/43	4,579,778	4,463,664
3.50%, 05/01/43	1,072,304	1,089,689
		31,603,523
Federal National Mortgage Association - 9.4%
Federal National Mortgage Association
4.00%, 09/01/26	1,353,234	1,436,622
3.50%, 10/01/26 - 04/01/43	12,260,978	12,611,686
3.00%, 06/01/27 - 08/01/43	14,453,238	14,410,139
2.50%, 08/01/28	3,104,724	3,125,916
3.50%, 11/15/28, TBA (g)	3,803,000	3,999,686
5.50%, 12/01/33 - 09/01/39	4,389,893	4,779,255
6.00%, 08/01/37 - 01/01/38	772,122	842,628
4.50%, 09/01/43, TBA (g)	1,086,076	1,162,296
3.50%, 11/15/43, TBA (g)	1,195,000	1,213,485
4.00%, 11/15/43, TBA (g)	5,587,000	5,839,288
5.00%, 11/15/43, TBA (g)	6,064,000	6,558,595
		55,979,596
Government National Mortgage Association - 4.7%
Government National Mortgage Association
4.50%, 03/15/40 - 06/15/40	5,323,439	5,738,158
5.00%, 08/20/41	2,356,207	2,578,609
4.00%, 09/20/41	2,180,677	2,311,832

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
3.50%, 02/15/43 - 06/20/43	7,426,106	7,656,644
2.50%, 05/20/43	3,181,240	3,241,136
3.00%, 05/20/43	3,055,918	3,024,054
4.00%, 11/15/43, TBA (g)	3,001,000	3,164,648
		27,715,081

Total Government and Agency Obligations (cost $139,247,043)		136,513,160
PREFERRED STOCKS - 2.0%
ENERGY - 0.2%
NuStar Logistics LP, 7.63%, 01/15/43 (c)	48,000	1,211,520
FINANCIALS - 1.8%
Allstate Corp., 5.10%, 01/15/53	49,000	1,136,800
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e)	126,000	2,827,440
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (e)	70,000	1,766,800
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (c) (e)	44,500	1,198,830
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (e)	146,000	3,485,020
		10,414,890

Total Preferred Stocks (cost $12,211,700)		11,626,410
TRUST PREFERREDS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15), 10/30/40	42,000	1,153,740

Total Trust Preferreds (cost $1,103,830)		1,153,740
SHORT TERM INVESTMENTS - 18.0%
Investment Company - 4.5%
JNL Money Market Fund, 0.01% (h) (j)	26,686,787	26,686,787
Securities Lending Collateral - 13.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (h) (j)	80,093,638	80,093,638

Total Short Term Investments (cost $106,780,425)		106,780,425
Total Investments - 115.4% (cost $693,681,345)		684,033,074
Other Assets and Liabilities, Net - (15.4%)		(91,207,926)
Total Net Assets - 100.0%		$592,825,148

(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $118,626,079.

(b)	Variable rate security. Rate stated was in effect as of September 30, 2013.
(c)	All or a portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedules of Investments.

(e)	Perpetual security.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2013.
(g)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2013, the total payable of investments purchased on a delayed delivery basis was $23,653,157.
(h)	Investment in affiliate.
(i)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

JNL Money Market Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Ally Auto Receivables Trust, 0.24%, 06/20/14	$5,610,452	$5,610,452

Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,610,452)		5,610,452
CORPORATE BONDS AND NOTES - 16.4%
CONSUMER DISCRETIONARY - 0.2%
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	4,940,000	5,035,615
CONSUMER STAPLES - 4.4%
Coca-Cola Co., 0.20%, 03/14/14 (a)	53,800,000	53,808,774
Procter & Gamble Co., 0.19%, 02/06/14 (a)	35,500,000	35,504,039
Wal-Mart Stores Inc., 1.63%, 04/15/14	25,940,000	26,130,138
		115,442,951
FINANCIALS - 10.1%
American Honda Finance Corp.
0.30%, 11/08/13 (a) (b)	13,600,000	13,600,000
0.28%, 12/05/13 (a) (b)	10,000,000	10,000,000
0.26%, 05/20/14 (a) (b)	13,700,000	13,700,000
0.65%, 06/18/14 (a) (b)	18,000,000	18,054,111
0.29%, 07/17/14 (a) (b)	20,000,000	20,000,000
Barclays Bank Plc, 1.31%, 01/13/14 (a)	5,825,000	5,841,392
BNP Paribas SA, 1.17%, 01/10/14 (a)	20,100,000	20,132,981
General Electric Capital Corp.
0.87%, 04/07/14 (a)	4,683,000	4,699,084
0.51%, 09/15/14 (a)	12,844,000	12,876,753
JPMorgan Chase & Co., 1.06%, 01/24/14 (a)	29,975,000	30,046,370
MassMutual Global Funding II, 0.65%, 01/14/14 (a) (b)	23,186,000	23,214,056
MetLife Institutional Funding II, 1.14%, 04/04/14 (a) (b)	6,890,000	6,923,558
Metropolitan Life Global Funding I
1.02%, 01/10/14 (a) (b)	6,925,000	6,940,536
0.60%, 03/19/14 (a) (b)	35,360,000	35,423,343
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/18/14 (a)	11,800,000	11,800,000
New York Life Global Funding
0.37%, 06/18/14 (a) (b)	3,250,000	3,253,717
0.27%, 07/30/14 (a) (b)	14,200,000	14,204,372
State Street Corp., 0.61%, 03/07/14 (a)	3,000,000	3,004,835
Toronto-Dominion Bank, 1.38%, 07/14/14	11,988,000	12,085,031
		265,800,139
HEALTH CARE - 0.6%
Schering-Plough, 5.30%, 12/01/13 (e)	11,356,000	11,450,324
Wyeth LLC, 5.50%, 02/01/14	5,000,000	5,087,303
		16,537,627
INFORMATION TECHNOLOGY - 1.1%
Cisco Systems Inc.
0.50%, 03/14/14 (a)	20,836,000	20,867,482
1.63%, 03/14/14	6,500,000	6,540,568
Oracle Corp., 3.75%, 07/08/14	3,310,000	3,397,406
		30,805,456

Total Corporate Bonds and Notes (cost $433,621,788)		433,621,788

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 14.1%
GOVERNMENT SECURITIES - 14.1%
Federal Farm Credit Bank - 1.1% (c)
Federal Farm Credit Bank
0.20%, 11/20/13	24,500,000	24,499,487
0.15%, 01/17/14	5,000,000	4,999,673
		29,499,160
Federal Home Loan Bank - 9.3% (c)
Federal Home Loan Bank
0.20%, 10/04/13	18,400,000	18,399,979
0.30%, 12/04/13 - 12/12/13	14,000,000	14,002,965
0.17%, 12/20/13 - 08/26/14	49,675,000	49,673,142
0.10%, 01/16/14 (a)	78,500,000	78,498,763
0.12%, 05/21/14	9,700,000	9,698,634
0.14%, 06/04/14	14,000,000	13,997,908
0.40%, 07/02/14	6,000,000	6,010,497
0.18%, 07/15/14	30,000,000	29,996,918
0.25%, 07/25/14	25,000,000	25,000,000
		245,278,806
Federal Home Loan Mortgage Corp. - 1.9% (c)
Federal Home Loan Mortgage Corp.
4.88%, 11/15/13	25,900,000	26,047,421
5.00%, 01/30/14	22,000,000	22,347,693
		48,395,114
Federal National Mortgage Association - 0.5% (c)
Federal National Mortgage Association, 1.05%, 10/22/13	12,000,000	12,005,789
U.S. Treasury Securities - 1.3%
U.S. Treasury Note, 1.00%, 05/15/14	35,000,000	35,189,483

Total Government and Agency Obligations (cost $370,368,352)		370,368,352
SHORT TERM INVESTMENTS - 69.3%
Certificates of Deposit - 22.0%
Bank of Montreal
0.16%, 12/08/13	23,000,000	23,000,000
0.28%, 01/07/14 (a)	13,250,000	13,250,000
0.25%, 06/18/14 (a)	22,350,000	22,350,000
Bank of Nova Scotia
0.26%, 10/17/13 (a)	20,000,000	20,000,000
0.24%, 03/21/14 (a)	18,000,000	18,000,000
0.24%, 09/18/14 (a)	19,000,000	19,000,000
Barclays Bank Plc, 0.20%, 03/31/14 (a)	22,000,000	22,000,000
BNP Paribas SA, 0.26%, 02/27/14	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
0.25%, 03/26/14 (a)	22,000,000	22,000,000
0.26%, 05/09/14 (a)	13,500,000	13,500,000
0.25%, 09/25/14 (a)	23,000,000	23,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.27%, 12/18/13	17,800,000	17,800,385
0.34%, 01/27/14 (a)	25,000,000	25,000,000
0.30%, 09/12/14 (a)	12,000,000	12,000,000
DNB Bank ASA, 0.21%, 11/22/13 (a)	17,900,000	17,900,000
JPMorgan Chase & Co., 0.23%, 02/14/14	22,350,000	22,330,580
Royal Bank of Canada
0.31%, 01/27/14 (a)	26,000,000	26,000,000
0.23%, 06/09/14	22,000,000	22,000,000
0.30%, 06/24/14 (a)	11,000,000	11,000,000
Societe Generale SA, 0.38%, 03/10/14 (a)	14,000,000	14,000,000
Standard Chartered Bank
0.26%, 01/23/14 (a)	25,500,000	25,500,000
0.34%, 04/10/14 (a)	25,000,000	25,000,000
0.31%, 09/11/14 (a)	12,000,000	12,000,000
Svenska Handelsbanken AB
0.17%, 12/20/13	28,850,000	28,850,320
0.24%, 02/18/14	16,500,000	16,500,321
Toronto-Dominion Bank
0.21%, 11/01/13 (a)	10,800,000	10,804,712
0.23%, 11/15/13 (a)	18,000,000	18,000,000
Toronto-Dominion Bank NY, 0.20%, 10/28/13	10,000,000	10,000,000
UBS AG, 0.20%, 03/31/14 (a)	21,000,000	21,000,000
Wells Fargo Bank NA, 0.18%, 12/09/13 (a)	28,000,000	28,000,000
		579,786,318
Commercial Paper - 15.8%
Australia & New Zealand Banking Group Ltd., 0.18%, 11/25/13 (a) (b)	25,000,000	25,000,000
BPCE SA
0.44%, 01/02/14 (b)	19,500,000	19,477,835
0.41%, 03/03/14 (b)	15,800,000	15,772,133
Commonwealth Bank of Australia
0.23%, 10/24/13	23,000,000	22,996,620
0.32%, 11/01/13 (a) (b)	9,500,000	9,501,636
0.22%, 02/24/14 (a) (b)	20,000,000	20,000,000
DNB Bank ASA, 0.20%, 11/07/13 (b)	28,500,000	28,494,142
Fairway Finance LLC
0.17%, 10/08/13	20,000,000	19,999,339
0.15%, 10/16/13	16,000,000	15,999,000
General Electric Capital Corp.
0.20%, 12/11/13	28,200,000	28,188,877
0.22%, 02/10/14	23,700,000	23,680,882
HSBC Bank Plc, 0.23%, 02/07/14 (a) (b)	15,000,000	15,000,000
HSBC Bank USA
0.34%, 11/15/13	18,000,000	17,992,350
0.22%, 01/09/14	18,000,000	17,989,000
0.22%, 03/24/14	8,000,000	7,991,493
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.17%, 10/15/13	20,550,000	20,548,641
Market Street Funding LLC
0.12%, 10/03/13 (b)	9,500,000	9,499,937
0.18%, 10/22/13 (b)	23,800,000	23,797,501
Nordea Bank AB, 0.21%, 03/24/14 (b)	34,000,000	33,965,490
Societe Generale SA, 0.46%, 01/10/14	19,700,000	19,674,576
Toyota Motor Credit Corp., 0.27%, 11/25/13	22,000,000	21,990,925
		417,560,377
Investment Company - 0.2%
JPMorgan Prime Money Market Fund, 0.01% (d)	5,495,518	5,495,518
Repurchase Agreements - 31.3%
Repurchase Agreement with BCL, 0.02% (Collateralized by $28,961,952 Federal National Mortgage Association, 0.00-3.84%, due 07/01/40-09/01/43, value $30,600,661) acquired on 09/24/13, due 10/01/13 at $30,000,117	$30,000,000	30,000,000
Repurchase Agreement with BCL, 0.03% (Collateralized by $19,417,722 Federal National Mortgage Association, 3.15-4.97%, due 04/01/38-09/01/41, value $20,394,263, and $5,246 Federal Home Loan Mortgage Corp., 0.00%, due 07/01/38, value $5,733) acquired on 09/25/13, due 10/02/13 at $20,000,117	20,000,000	20,000,000
Repurchase Agreement with BCL, 0.06% (Collateralized by $4,331,500 U.S. Treasury Note, 0.75%, due 10/13/17, value $4,284,097) acquired on 09/30/13, due 10/01/13 at $4,200,007	4,200,000	4,200,000

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Repurchase Agreement with BMO, 0.08% (Collateralized by $28,559,022 Federal National Mortgage Association, 3.00-5.00%, due 02/01/36-07/01/43, value $31,096,890, and $3,195,795 Federal Home Loan Mortgage Corp., 4.50%, due 09/01/39, value $3,414,020) acquired on 09/30/13, due 10/01/13 at $33,800,075	33,800,000	33,800,000
Repurchase Agreement with BNP, 0.03% (Collateralized by $68,304,437 Federal National Mortgage Association, 2.50-7.00%, due 06/01/18-07/01/43, value $73,573,449, and $36,077,944 Federal Home Loan Mortgage Corp., 3.00-6.50%, 09/01/17-09/01/43, value $38,626,540) acquired on 09/20/13, due 10/04/13 at $110,001,283	110,000,000	110,000,000
Repurchase Agreement with BNP, 0.07% (Collateralized by $14,242,253 Government National Mortgage Association, 3.50-5.50%, due 02/20/41-09/15/43, value $15,300,001) acquired on 09/30/13, due 10/01/13 at $15,000,029	15,000,000	15,000,000
Repurchase Agreement with BOA, 0.03% (Collateralized by $26,616,000 Federal National Mortgage Association, 0.00-6.63%, due 06/27/14-07/15/37, value $28,272,542, $43,239,000 Federal Home Loan Mortgage Corp., 0.00-5.50%, due 01/15/14-11/15/23, value $44,179,427, $5,802,000 Federal Farm Credit Bank, 2.45-3.60%, due 08/28/24-11/17/26, value $5,303,432, and $23,755,000 Federal Home Loan Bank, 0.00-5.50%, due 10/15/13-08/28/18, value $24,245,275) acquired on 09/27/13, due 10/04/13 at $100,000,583	100,000,000	100,000,000
Repurchase Agreement with BOA, 0.08% (Collateralized by $100,000 Federal Home Loan Bank, 0.00%, due 12/27/13, value $99,995, and $10,543,000 Federal Home Loan Mortgage Corp., 6.25%, 07/15/32, value $13,866,247) acquired on 09/30/13, due 10/01/13 at $13,600,030	13,600,000	13,600,000
Repurchase Agreement with CSI, 0.05% (Collateralized by $200,000 U.S. Treasury Note, 2.50%, due 04/30/15, value $209,189) acquired on 09/30/13, due 10/01/13 at $200,000	200,000	200,000
Repurchase Agreement with DUB, 0.03% (Collateralized by $23,188,000 Federal National Mortgage Association, 4.38%, due 10/15/15, value $25,500,773) acquired on 09/25/13, due 10/02/13 at $25,000,146	25,000,000	25,000,000
Repurchase Agreement with GSC, 0.05% (Collateralized by $23,603,158 Government National Mortgage Association, 2.58-6.50%, due 08/20/38-09/15/48, value $25,499,999) acquired on 09/24/13, due 10/01/13 at $25,000,243	25,000,000	25,000,000
Repurchase Agreement with GSC, 0.05% (Collateralized by $31,227,973 Government National Mortgage Association, 2.70-4.51%, due 08/15/48-05/15/53, value $30,600,003) acquired on 09/25/13, due 10/02/13 at $30,000,292	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.05% (Collateralized by $53,776,742 Government National Mortgage Association, 3.00-3.83%, due 07/15/48-04/15/54, value $53,039,997) acquired on 09/26/13, due 10/03/13 at $52,000,506	52,000,000	52,000,000
Repurchase Agreement with HSB, 0.08% (Collateralized by $50,324,174 Federal National Mortgage Association, 3.00-4.50%, due 10/01/31-09/01/43, value $54,675,052) acquired on 09/30/13, due 10/01/13 at $53,600,119	53,600,000	53,600,000
Repurchase Agreement with RBS, 0.04% (Collateralized by $212,944,000 U.S. Treasury Note, 0.50-3.50%, due 07/31/17-05/15/20, value $216,650,746) acquired on 09/30/13, due 10/01/13 at $212,400,236	212,400,000	212,400,000
Repurchase Agreement with TDS, 0.08% (Collateralized by $94,087,333 Federal National Mortgage Association, 3.00-3.50%, due 07/01/27-10/01/32, value $94,493,210, and $9,612,318 Federal Home Loan Mortgage Corp., 3.50%, 08/01/42, value $9,794,860) acquired on 09/30/13, due 10/01/13 at $102,000,227	102,000,000	102,000,000
		826,800,000

Total Short Term Investments (cost $1,829,642,213)		1,829,642,213
Total Investments - 100.0% (cost $2,639,242,805)		2,639,242,805
Other Assets and Liabilities, Net — (0.0%)		(417,560)
Total Net Assets - 100.0%		$2,638,825,245

(a)	Variable rate security. Rate stated was in effect as of September 30, 2013.
(b)

Rule 144A or Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $365,822,367.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

See accompanying Notes to Schedules of Investments.

Abbreviations:
GO — General Obligation
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:
BCL - Barclays Capital Inc. BMO- BMO Capital Markets Corp.
BNP - BNP Paribas Securities
BOA — Bancamerica Securities/Bank of America NA
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities, Inc.
RBS - Royal Bank Of Scotland
TDS — TD Securities Inc.

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 5-Year	December 2013	(211)	$(67,605)
U.S. Treasury Note Future, 2-Year	December 2013	11	1,876
			$(65,729)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	December 2013	12	$31,484
U.S. Treasury Bond Future, 30-Year	December 2013	22	15,002
U.S. Treasury Note Future, 5-Year	December 2013	(45)	(41,342)
U.S. Treasury Note Future, 10-Year	December 2013	(688)	(1,759,687)
			$(1,754,543)

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2013

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2013

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2013 by valuation level.

	Assets as of September 30, 2013 by Level:
	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$87,207,147	$—	$87,207,147
Corporate Bonds and Notes	—	146,103,076	—	146,103,076
Government and Agency Obligations	—	137,843,482	—	137,843,482
Short Term Investments	48,200,592	—	—	48,200,592
Fund Total	$48,200,592	$371,153,705	$—	$419,354,296
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$43,688,648	$—	$43,688,648
Corporate Bonds and Notes	—	372,747,218	11,523,473	384,270,691
Government and Agency Obligations	—	136,513,160	—	136,513,160
Preferred Stocks	11,626,410	—	—	11,626,410
Trust Preferreds	1,153,740	—	—	1,153,740
Short Term Investments	106,780,425	—	—	106,780,425
Fund Total	$119,560,575	$552,949,026	$11,523,473	$684,033,074
JNL Money Market Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$5,610,452	$—	$5,610,452
Corporate Bonds and Notes	—	433,621,788	—	433,621,788
Government and Agency Obligations	—	370,368,352	—	370,368,352
Short Term Investments	5,495,518	1,824,146,695	—	1,829,642,213
Fund Total	$5,495,518	$2,633,747,287	$—	$2,639,242,805

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$1,876	$—	$—	$1,876
JNL/PPM America Total Return Fund
Open Futures Contracts	$46,486	$—	$—	$46,486

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total

JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(67,605)	$—	$—	$(67,605)
JNL/PPM America Total Return Fund
Open Futures Contracts	$(1,801,029)	$—	$—	$(1,801,029)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2013.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Fund’s securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2013

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Investments in Affiliates —JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  During the period ended September 30, 2013, the JNL/PPM America Total Return Fund and the JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$—	$48,200,592	$172
JNL/PPM America Total Return Fund	$21,672,331	$26,686,787	$2,746

Income Tax Matters - As of September 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund	$419,088,752	$387,688	$(122,144)	$265,544
JNL/PPM America Total Return Fund	693,749,704	8,491,719	(18,208,349)	(9,716,630)
JNL Money Market Fund	2,639,242,817	—	(12)	(12)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 26, 2013

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.